UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  President
Phone:  (212) 271-5576


Signature, Place and Date of Signing:

/s/ Sy Jacobs                      New York, NY              November 9, 2006
-----------------------     -------------------------     ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $166,300
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name
1.       028-11646                   JAM Partners, LP

                           FORM 13F INFORMATION TABLE
                          Jacobs Asset Management, LLC
                               September 30, 2006

COL 1                         COL 2          COL 3        COL 4           COL 5          COL 6          COL 7           COL 8

                              TITLE OF                  VALUE   SHRS OR   SH/  PUT/  INVSTMT         OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP      (X$1000) PRN AMT   PRN  CALL  DISCRTN         MNGRS  SOLE     SHARED    NONE
AMERICAN BANCORP N J INC      COM            02407E104  1,484     125,200 SH         Shared-Defined  1                 125,200
ANNALY CAP MGMT INC           COM            035710409    657      50,000 SH         Shared-Defined  1                  50,000
ANNALY CAP MGMT INC           COM            035710409  2,626     314,534 SH         Sole                  314,534
ANWORTH MORTGAGE ASSET CP     COM            037347101 14,507   1,737,400 SH         Shared-Defined  1               1,737,400
AON CORP                      COM            037389103  5,013     148,000 SH         Shared-Defined  1                 148,000
CAPSTEAD MTG CORP             COM NO PAR     14067E506  2,188     253,500 SH         Shared-Defined  1                 253,500
CAPSTEAD MTG CORP             COM NO PAR     14067E506    660      92,300 SH         Sole                   92,300
CENTENNIAL BK HLDGS INC DEL   COM            151345303  6,050     625,000 SH         Shared-Defined  1                 625,000
CENTRAL BANCORP INC  MASS     COM            152418109  1,709      55,496 SH         Shared-Defined  1                  55,496
CENTURY BANCORP INC           CL A NON VTG   156432106  6,192     239,300 SH         Shared-Defined  1                 239,300
CENTURY BANCORP INC           CL A NON VTG   156432106    518      20,000 SH         Sole                   20,000
CITIGROUP INC                 COM            172967101  5,215     105,000 SH         Shared-Defined  1                 105,000
COUNTRYWIDE FINANCIAL CORP    COM            222372104  7,478     213,400 SH         Shared-Defined  1                 213,400
COUNTRYWIDE FINANCIAL CORP    COM            222372104    350      10,000 SH         Sole                   10,000
FIDELITY NATL FINL INC        COM            316326107  6,248     150,000 SH         Shared-Defined  1                 150,000
FIDELITY NATL TITLE GROUP IN  CL A           31620R105    283      13,500 SH         Shared-Defined  1                  13,500
IMPAC MTG HLDGS INC           COM            45254P102  1,374     146,600 SH         Shared-Defined  1                 146,600
LANDAMERICA FINL GROUP INC    COM            514936103  7,895     120,000 SH         Shared-Defined  1                 120,000
LIBERTY BANCORP INC           COM            53017Q102  2,362     230,900 SH         Shared-Defined  1                 230,900
LUMINENT MTG CAP INC          COM            550278303 10,027     974,400 SH         Shared-Defined  1                 974,400
LUMINENT MTG CAP INC          COM            550278303  2,039     198,100 SH         Sole                  198,100
MARTEN TRANS LTD              COM            573075108  3,013     176,300 SH         Shared-Defined  1                 176,300
MAX RE CAPITAL LTD HAMILTON   SHS            G6052F103  1,332      58,000 SH         Shared-Defined  1                  58,000
NETBANK INC                   COM            640933107    908     150,000 SH         Shared-Defined  1                 150,000
NICHOLAS FINANCIAL INC        COM NEW        65373J209  2,435     176,200 SH         Shared-Defined  1                 176,200
NORTH FORK BANCORPORATION NY  COM            659424105    716      25,000 SH         Shared-Defined  1                  25,000
NORTH VALLEY BANCORP          COM            66304M105  2,817     159,766 SH         Shared-Defined  1                 159,766
NEWPORT BANCORP INC           COM            651754103  3,079     219,961 SH         Shared-Defined  1                 219,961
OHIO CAS CORP                 COM            677240103  5,174     200,000 SH         Shared-Defined  1                 200,000
OPTEUM INC                    CL A           68384A100  6,401     795,200 SH         Shared-Defined  1                 795,200
ORIGEN FINL INC               COM            68619E208  2,225     392,500 SH         Shared-Defined  1                 392,500
ORIGEN FINL INC               COM            68619E208    170      30,000 SH         Sole                   30,000
PHH CORP                      COM NEW        693320202  2,740     100,000 SH         Shared-Defined  1                 100,000
PROVIDENT FINL HLDGS INC      COM            743868101  3,617     120,000 SH         Shared-Defined  1                 120,000
PROVIDENT FINL HLDGS INC      COM            743868101     85       2,812 SH         Sole                    2,812
SAIA INC                      COM            78709Y105    645      19,800 SH         Shared-Defined  1                  19,800
SEABRIGHT INSURANCE HLDGS IN  COM            811656107  1,956     140,000 SH         Shared-Defined  1                 140,000
SOVEREIGN BANCORP INC         COM            845905108  8,066     375,000 SH         Shared-Defined  1                 375,000
SPECIALTY UNDERWRITERS ALLIA  COM            84751T309  3,640     438,557 SH         Shared-Defined  1                 438,557
STATE NATIONAL BANCSHARES IN  COM            857124101  6,188     162,873 SH         Shared-Defined  1                 162,873
STEWART INFORMATION SVCS COR  COM            860372101  1,391      40,000 SH         Shared-Defined  1                  40,000
BANCORP INC DEL               COM            05969A105  6,624     259,855 SH         Shared-Defined  1                 259,855
TRAMMELL CROW CO              COM            89288R106    807      22,100 SH         Shared-Defined  1                  22,100
UNIONBANCAL CORP              COM            908906100  7,728     126,900 SH         Shared-Defined  1                 126,900
WACHOVIA CORP 2ND NEW         COM            929903102  4,191      75,100 SH         Shared-Defined  1                  75,100
WILLIS LEASE FINANCE CORP     COM            970646105  5,021     545,727 SH         Shared-Defined  1                 545,727
WILLIS LEASE FINANCE CORP     COM            970646105    456      49,571 SH         Sole                   49,571




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